Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value of Financial Instruments [Abstract]
Disclosures About Fair Value of Financial Instruments
(22)	Disclosures About Fair Value of Financial Instruments

Determination of Fair Value

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic of FASB ASC, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The recent fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

Fair Value Hierarchy

In accordance with this guidance, the Company groups its financial assets and financial liabilities generally measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1:

Valuation is based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. Level 1 assets and liabilities generally include debt and equity securities that are traded in an active exchange market. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2:

Valuation is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. The valuation may be based on quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability.

Level 3:

Valuation is based on unobservable inputs that are supported by little or no market activity and that are significant to the fair value of assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Short Term Investments

The carrying amounts of cash and short-term instruments approximate fair values based on the short-term nature of the assets.

Securities

Where quoted prices are available in an active market, we classify the securities within Level 1 of the valuation hierarchy. Securities are defined as both long and short positions. Level 1 securities include highly liquid government bonds and exchange-traded equities.

If quoted market prices are not available, we estimate fair values using pricing models and discounted cash flows that consider standard input factors such as observable market data, benchmark yields, interest rate volatilities, broker/dealer quotes, and credit spreads. Examples of such instruments, which would generally be classified within Level 2 of the valuation hierarchy, include GSE obligations, corporate bonds, and other securities. Mortgage-backed securities are included in Level 2 if observable inputs are available. In certain cases where there is limited activity or less transparency around inputs to the valuation, we classify those securities in Level 3.

Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. Fair values for certain mortgage loans (for example, one-to-four family residential), credit card loans, and other consumer loans are based on quoted market prices of similar loans sold in conjunction with securitization transactions, adjusted for differences in loan characteristics. Fair values for other loans for example, commercial real estate and investment property mortgage loans, commercial and industrial loans are estimated using discounted cash flow analyses, using market interest rates for comparable loans. Fair values for nonperforming loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

Deposits

The fair values disclosed for demand deposits (for example, interest and noninterest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts).

The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

Securities Sold Under Repurchase Agreements

The securities sold under repurchase agreements are payable upon demand. For this reason, the carrying amount is a reasonable estimate of fair value.

Accrued Interest

The carrying amounts of accrued interest approximate fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Asset and liabilities measured at fair value on a recurring basis are summarized below:

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2011
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities available-for-sale:
Debt securities	$310,731	—	310,731	—
Cash surrender value of life insurance	2,001	—	—	2,001

Total assets at fair value	$312,732	—	310,731	2,001

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2010
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2010	(Level 1)	(Level 2)	(Level 3)

Assets:
Securities available-for-sale:
Debt securities	$277,032	2,012	275,020	—
Cash surrender value of life insurance	1,554	—	—	1,554

Total assets at fair value	$278,586	2,012	275,020	1,554

The Company does not measure any liabilities at fair value on a recurring basis.

The following table presents, for the year ended December 31, 2011 and 2010, the changes in Level 3 assets and liabilities that are measured at fair value on a recurring basis.

	September 30,	September 30,	September 30,	September 30,
	2011		2010
	Assets	Liabilities	Assets	Liabilities

Fair value, January 1	$1,554	—	1,497	—
Total realized gains included in income	61	—	57	—
Purchases, issuances and settlements, net	386	—	—	—
Transfers in and/or (out) of Level 3	—	—	—	—

Fair value December 31	$2,001	—	1,554	—

Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$—	—	—	—

Assets Measured at Fair Value on a Nonrecurring Basis

Under certain circumstances we make adjustments to fair value for our assets and liabilities although they are not measured at fair value on an ongoing basis. The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2011 and 2010, for which a nonrecurring change in fair value has been recorded:

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2011
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2011	(Level 1)	(Level 2)	(Level 3)

Assets:
Impaired loans	$49,474	—	—	49,474
Other real estate	19,117	—	—	19,117
Repossessed assets	9	—	—	9

	$68,600	—	—	68,600

	September 30,	September 30,	September 30,	September 30,
		Fair Value Measurements at December 31, 2010
		Quoted Prices	Significant
	Carrying	in Active	Other	Significant
	Value at	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
(in thousands)	2010	(Level 1)	(Level 2)	(Level 3)

Assets:
Impaired loans	$50,450	—	—	50,450
Other real estate	13,741	—	—	13,741
Repossessed assets	41	—	—	41

	$64,232	—	—	64,232

Commitments to Extend Credit, Standby Letters of Credit and Financial Guarantees Written

The carrying value and estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010 are as follows:

	September 30,	September 30,	September 30,	September 30,
	In Thousands
	2011		2010
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Financial assets:
Cash and short-term investments	$54,174	54,174	$38,282	38,282
Securities available-for-sale	310,731	310,731	277,032	277,032
Securities held-to-maturity	14,464	15,266	13,396	13,690
Loans, net of unearned interest	1,123,258		1,095,268
Less: allowance for loan losses	24,525		22,177

Loans, net of allowance	1,098,733	1,107,440	1,073,091	1,075,663

Loans held for sale	14,775	14,775	7,845	7,845
Restricted equity securities	3,012	3,012	3,012	3,012
Accrued interest receivable	5,930	5,930	6,252	6,252
Cash surrender value of life insurance	2,001	2,001	1,554	1,554
Other real estate	19,117	19,117	13,741	13,741

Financial liabilities:
Deposits	1,406,042	1,408,071	1,331,282	1,339,747
Securities sold under repurchase agreements	7,419	7,389	6,536	6,536
Accrued interest payable	2,998	2,998	3,762	3,762

Unrecognized financial instruments:
Commitments to extend credit	—	—	—	—
Standby letters of credit	—	—	—	—

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instruments. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on estimating on-and-off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. For example, Wilson Bank has a mortgage department that contributes net fee income annually. The mortgage department is not considered a financial instrument, and its value has not been incorporated into the fair value estimates. Other significant assets and liabilities that are not considered financial assets or liabilities include deferred tax assets and liabilities and property, plant and equipment. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.